UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  28-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

     /s/ Barry G. Haimes     New York, NY     November 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $97,053 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3SBIO INC                      SPONSORED ADR    88575Y105      958    73800 SH       Sole                    73800        0        0
ADOBE SYS INC                  COM              00724F101     1373    52500 SH  CALL Sole                    52500        0        0
AERCAP HOLDINGS NV             SHS              N00985106     1475   124700 SH       Sole                   124700        0        0
APPLE INC                      COM              037833100     3164    11150 SH       Sole                    11150        0        0
BOISE INC                      COM              09746Y105     3584   552245 SH       Sole                   552245        0        0
CANO PETE INC                  COM              137801106     1535  3790241 SH       Sole                  3790241        0        0
CBS CORP NEW                   CL B             124857202     2005   126400 SH       Sole                   126400        0        0
CELADON GROUP INC              COM              150838100     4861   352000 SH       Sole                   352000        0        0
CELLDEX THERAPEUTICS INC NEW   COM              15117B103      130    32600 SH       Sole                    32600        0        0
CELLDEX THERAPEUTICS INC NEW   COM              15117B103      600   150000 SH  CALL Sole                   150000        0        0
CELLDEX THERAPEUTICS INC NEW   COM              15117B103      600   150000 SH  CALL Sole                   150000        0        0
CELLDEX THERAPEUTICS INC NEW   COM              15117B103      600   150000 SH  CALL Sole                   150000        0        0
CHINA KANGHUI HLDGS            SPONSORED ADR    16890V100      784    55300 SH       Sole                    55300        0        0
COVENANT TRANSN GROUP INC      CL A             22284P105     1205   161300 SH       Sole                   161300        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702      698    60000 SH  CALL Sole                    60000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     1164   100000 SH  CALL Sole                   100000        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3603   309500 SH       Sole                   309500        0        0
DENBURY RES INC                COM NEW          247916208     1351    85000 SH       Sole                    85000        0        0
DENDREON CORP                  COM              24823Q107     3348    81300 SH       Sole                    81300        0        0
DOW CHEM CO                    COM              260543103     1903    69300 SH       Sole                    69300        0        0
GOOGLE INC                     CL A             38259P508     5258    10000 SH  CALL Sole                    10000        0        0
GSE SYS INC                    COM              36227K106      174    51996 SH       Sole                    51996        0        0
INDIA GLOBALIZATION CAP INC    COM              45408X100     1492  1263997 SH       Sole                  1263997        0        0
JAMES RIVER COAL CO            COM NEW          470355207     2537   144700 SH       Sole                   144700        0        0
JO-ANN STORES INC              COM              47758P307     1271    28530 SH       Sole                    28530        0        0
JPMORGAN CHASE & CO            COM              46625H100     1332    35000 SH       Sole                    35000        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103     2145   176648 SH       Sole                   176648        0        0
KNIGHT TRANSN INC              COM              499064103     1113    57600 SH       Sole                    57600        0        0
KNIGHT TRANSN INC              COM              499064103     2900   150000 SH  CALL Sole                   150000        0        0
LENNAR CORP                    CL A             526057104     1397    90800 SH       Sole                    90800        0        0
LENNAR CORP                    CL A             526057104     1230    80000 SH  CALL Sole                    80000        0        0
LULULEMON ATHLETICA INC        COM              550021109     2607    58300 SH       Sole                    58300        0        0
MEDIFAST INC                   COM              58470H101     5317   196000 SH       Sole                   196000        0        0
MONSANTO CO NEW                COM              61166W101     4314    90000 SH  CALL Sole                    90000        0        0
OASIS PETE INC NEW             COM              674215108     1645    84900 SH       Sole                    84900        0        0
PEABODY ENERGY CORP            COM              704549104      833    17000 SH       Sole                    17000        0        0
REALD INC                      COM              75604L105     1145    61900 SH       Sole                    61900        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     5005   160000 SH  CALL Sole                   160000        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407     4677   140000 SH  CALL Sole                   140000        0        0
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101     1602    70000 SH  CALL Sole                    70000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1598    30300 SH       Sole                    30300        0        0
THOR INDS INC                  COM              885160101     3824   114500 SH       Sole                   114500        0        0
UAL CORP                       COM NEW          902549807      946    40000 SH  CALL Sole                    40000        0        0
UAL CORP                       COM NEW          902549807     4573   193300 SH       Sole                   193300        0        0
VIAD CORP                      COM NEW          92552R406     1083    56000 SH       Sole                    56000        0        0
WARNER MUSIC GROUP CORP        COM              934550104     2094   465312 SH       Sole                   465312        0        0